TRANSFERS TO OTHER PLAN	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Transfers [Line Items]
TRANSFERS TO OTHER PLAN	TRANSFERS TO OTHER PLAN
Assets were transferred to the following plan in 2025:

Plan Name	Transfer Date	Assets Transferred to Other Plan
ITW Savings and Investment Plan ("SIP")	Various	$(4,422)

Assets transferred to the SIP represent transfers of individual participant account balances due to changes in job classification.